Equity (Details)							1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 30, 2015 USD ($)	Nov. 02, 2015 USD ($)	May. 07, 2015 USD ($)	May. 07, 2015 USD ($)	Apr. 23, 2015 USD ($)	Dec. 01, 2014 USD ($)	Feb. 02, 2016 USD ($)	May. 31, 2015 USD ($) Investors $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Investors $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 03, 2015 shares	Jul. 15, 2015 shares
Equity (Textual)
Number of warrants issued for common stock									219,785
Weighted average exercise price of common stock | $ / shares									$ 13.57	$ 13.61	$ 15.00
Value of common stock issued | $										$ 1,984,000	$ 3,844,000
Warrants exercise price | $ / shares									6.76	$ 17.81
Common stock, par value | $ / shares									0.0001	0.0001	$ 0.0001
Preferred stock, par value | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split									1-for-50
Authorized preferred stock decreased										1,000,000
Authorized common stock decreased										4,000,000
Weighted average exercise price of the outstanding options increased | $ / shares										$ 0.27
weighted average exercise price warrants outstanding increased | $ / shares										$ 0.36
Preferred stock, shares authorized									50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares authorized									200,000,000	200,000,000	200,000,000	200,000,000
Common stock, Shares outstanding									3,089,160	3,089,160	2,282,120	2,463,919
Common shares issued additional													241
Warrant to purchase of common stock exercise price discription							The Company issued 50,000 Additional Warrants to the existing senior noteholders under the terms of the December 2015 amendments to the Senior Notes.
Warrants valued using the Black-Scholes option pricing model | $						$ 246,000
Stock Option [Member]
Equity (Textual)
Common stock outstanding before Reverse Stock Split										15,423,051
Common stock outstanding after Reverse Stock Split										308,464
Common stock [Member]
Equity (Textual)
Number of warrants issued for common stock								5,514
Issuance of common shares								108,000		733,000	533,340
Value of common stock issued | $								$ 810,000
Number of accredited investors | Investors								30
Placement fees and legal costs | $								$ 70,000
Warrants exercise price | $ / shares								$ 12.50
Warrants expiration date								May 31, 2020
Common stock, Shares outstanding										123,193,755
Warrants [Member]
Equity (Textual)
Exchange of warrants for common stock | $										$ 885,000
Number of warrants issued for common stock										81,942
Common stock issued for exchange agreement										73,747
Weighted average exercise price of common stock | $ / shares										$ 0.30
Consecutive trading days										10 days
Issuance of common shares										(81,942)
Value of common stock issued | $										$ 279,000
Warrants exercise price | $ / shares										$ 12.04	$ 26.94
Common stock outstanding before Reverse Stock Split										16,951,674
Common stock outstanding after Reverse Stock Split										339,043
Warrants valued using the Black-Scholes option pricing model | $	$ 182,000	$ 246,000	$ 56,000	$ 2,139,000	$ 2,139,000		$ 148,000		$ 1,497,000	$ 1,115,000
Accredited Investors [Member]
Equity (Textual)
Issuance of common shares										312,500
Number of accredited investors | Investors										11
Gross proceeds | $										$ 2,500,000
Placement fees and legal costs | $										$ 115,000
Warrants exercise price | $ / shares										$ 5.00
Additional common stock price per share | $ / shares										$ 4.00
Warrant to purchase of common stock exercise price discription										Each unit consisted of two shares of common stock and one five year warrant to purchase one share of common stock at an exercise price of $5.00 per share.